Intangible assets, royalties, and goodwill (Q1) (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets
The Company’s intangible assets (in thousands) and related useful lives (in years) are as follows:

			March 31, 2021		December 31, 2020
	Estimated Useful Life	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Accumulated Amortization	Net Carrying Amount
Customer relationships	7	$7,190	$(1,317)	$5,873	$(1,059)	$6,131
Trade name	15	7,500	(641)	6,859	(516)	6,984
Total intangible assets		$14,690	$(1,958)	$12,732	$(1,575)	$13,115

The Company’s intangible assets (in thousands) and related useful lives (in years) are as follows:

			December 31, 2020		December 31, 2019
	Estimated Useful Life	Gross Carrying Amount (1)	Accumulated Amortization	Net Carrying Amount	Accumulated Amortization	Net Carrying Amount (1)
Customer relationships	7	$7,190	$(1,059)	$6,131	$(35)	$7,155
Trade name	15	7,500	(516)	6,984	(14)	7,486
Total intangible assets		$14,690	$(1,575)	$13,115	$(49)	$14,641

(1) The gross intangible asset values and the net carrying amount as of December 31, 2019 have been updated to correct an immaterial disclosure reporting error in our 2019 Annual Report on Form 10-K.

Schedule of future amortization of intangible assets
The estimated future amortization of intangible assets over the remaining weighted average useful life of 10.0 years is as follows (in thousands):

Remainder of 2021	$1,145
2022	1,527
2023	1,527
2024	1,527
2025	1,527
Thereafter	45,479
$12,732

The estimated future amortization of intangible assets over the remaining weighted average useful life of 10.2 years is as follows (in thousands):

2021	$1,526
2022	1,526
2023	1,526
2024	1,526
2025	1,526
Thereafter	5,485
$13,115